Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes
Schedule of tax benefit/(expense)
	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Current tax	(289,522)	(63,410)	(101,975)
Deferred tax	36,815	5,587	1,350
	(252,707)	(57,823)	(100,625)

Schedule of components of deferred tax assets
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	3,841	303
Amortization of intangible assets	281	2,054
Accrued warranty costs	11,333	19,294
Accrued expenses	13,009	23,074
Net loss carried forward	111,883	293,861
Depreciation of property, plant and equipment	41,896	92,235
Inventory write-down and idle capacity charges	32,821	22,367
Allowance for doubtful accounts	4,427	59,979
Allowance for advance to suppliers	14,123	31,199
Impairment loss on property, plant and equipment	62,304	120,357
Loss for equity investment in a joint venture	—	6,795
Others	9,628	24,607
Deferred tax assets	305,546	696,125
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(10,691)	(25,614)
Deferred tax liabilities	(10,691)	(25,614)

Less: valuation allowance	(202,235)	(576,541)
Deferred tax assets-net	92,620	93,970

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Current	39,851	20,031
Non-Current	63,460	99,553
	103,311	119,584
Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(10,691)	(25,614)
	(10,691)	(25,614)
	92,620	93,970

Schedule of movement of the valuation allowance for deferred tax assets
	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	48,990	76,174	202,235
Allowance made during the year	27,184	126,061	374,306
Reversals	—	—	—
Balance at end of the year	76,174	202,235	576,541

Schedule of reconciliation between provision for income tax
	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
PRC enterprise income tax	25%	(25)%	(25)%
Effect of permanent differences:
Share based compensation and other permanent difference	1.2%	3.68%	5.62%
Effect of tax holiday and tax differential of certain subsidiaries (1)	(11.5)%	(6.09)%	(2.10)%
Effect of tax rate change (2)	(0.4)%	15.29%	(2.69)%
Additional tax for previously approved tax holiday(3)	—%	—%	5.29%
Withholding tax for dividend distribution	—%	—%	1.35%
Valuation allowance	(1.8)%	23.54%	23.97%
	12.5%	11.42%	6.44%

(1)         Effect of tax holiday and differential tax rates of certain subsidiaries decreased from 6.09% to 2.10%, which was mainly due to that certain subsidiaries that are entitled to tax holiday incurred tax losses in 2012.

(2)         Effect of tax rate change increased from (0.4%) in 2010 to 15.29% in 2011, which is mainly due to that JA Yangzhou and Jing Hai Yang Semiconductor Materials are entitled to preferential income tax rate of 15% for 2011, 2012, and 2013. Such enacted rate applicable for future years is used in deferred tax calculation for those two entities. Effect of tax rate change decreased from 15.29% in 2011 to (2.69)% in 2012, which is mainly due to that JA Hebei will not be entitled to ANTE preferential income tax rate of 15% from 2013. Such enacted rate applicable for future years is used in deferred tax calculation for JA Hebei.

(3)         In June 2012, JA Hebei received ruling from the local tax bureau of Xingtai City, Hebei Province (“the Local Tax Beureau”), which ruled that JA Hebei should not have enjoyed the previously grandfathered tax holiday related to the portion of the taxable income of JA Hebei attributable to a capital injection made in 2008 (the “2008 Capital Injection”). Consequently, the Company recorded tax payable of RMB 81,180 at the end of the second quarter of 2012 and made subsequent payment in July 2012. However, the Company believed its tax position related to the 2008 Capital Injection had been in compliance with the PRC Corporate Income Tax Law, and therefore appealed in September 2012. In December 2012, the Company received full refund from the local tax bureau and recognized a tax benefit of RMB 81,180 offsetting the initial charge in the fourth quarter. In February 2013, JA Hebei received another notice from the Local Tax Bureau, which ruled that from 2008, JA Hebei should not have enjoyed the previously approved tax holiday related to the portion of the taxable income of JA Hebei attributable to a capital injection made in 2007 (the “2007 Capital Injection”).

Schedule of aggregate amount and per share effect of tax holiday
	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
The aggregate dollar effect	274,886	6,290	—
Per share effect-basic	1.69	0.04	—
Per share effect-diluted	1.61	0.04	—